Financial Instruments and Financial Risk Management (Tables)	6 Months Ended
Jun. 30, 2019
Financial Instruments and Financial Risk Management [Abstract]
Summary of financial assets and liabilities measured at fair value

	June 30, 2019			December 31, 2018
	Level 1	Level 3	Total	Level 1	Level 3	Total
	USD in thousands
Financial liabilities at fair value through profit or loss -
Fair value of warrants	1,503	340	1,843	1,504	444	1,948
Unrecognized Day 1 loss	-	(249)	(249)	-	(347)	(347)
Warrants, net	1,503	91	1,594	1,504	97	1,601